As filed pursuant to Rule 497

under the Securities Act of 1933

Registration No. 333-88414

AIG SUNAMERICA LIFE ASSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT NINE Supplement to the:

ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY PROSPECTUS

(Forms O-3122-PRO and O-3122-PRA)

Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS

(Forms O-2944-PRO and O-2944-PRA)

Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY PROSPECTUS

(Forms O-2777-PRO and O-2777-PRA)

Dated May 2, 2005

ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY PROSPECTUS

(Forms O-3121-PRO and O-3121-PRA)

Dated May 2, 2005

Effective on or about December 31, 2005, the Ovation, Ovation Advantage, Ovation Plus and Ovation Advisor variable annuities will no longer be offered for new sales.

Date:  July 19, 2005

Please keep this Supplement with your Prospectus